Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Gross Realized Gains And Losses On Sales Of Available-For-Sale Securities) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Realized gains	$ 1,694	$ 4,708	$ 1,384
Realized losses	(1,176)	(380)
Investment income	$ 6,962	$ 7,132	$ 2,832